TRADING ASSETS AND LIABILITIES - Investments in equity securities at fair value (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial assets	$ 343,332,362	$ 303,076,129
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	14,259,498	14,160,846
Trading securities [member]
Disclosure of financial assets [line items]
Financial assets	10,986,770	11,038,856
Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	10,986,770	11,038,856
Restricted investment funds related to Concesionaria Nueva [member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss classified as held equity securities	422,317
Restricted investment funds related to Concesionaria Vial [member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss classified as held equity securities	11,462
Private real estate equity fund Nexus
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss classified as held equity securities	$ 1,136,358	971,736
Pension and severance funds
Disclosure of financial assets [line items]
Percentage of total assets of funds to be invested in mandatory severance and pension funds	1.00%
Equity financial instruments | Trading securities [member]
Disclosure of financial assets [line items]
Financial assets	$ 5,082,574	5,123,939
Equity financial instruments | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	5,082,574	5,123,939
Equity financial instruments | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Colombia, Pesos
Disclosure of financial assets [line items]
Financial assets	4,938,945	4,999,777
Equity financial instruments | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Foreign currency [member]
Disclosure of financial assets [line items]
Financial assets	143,629	124,162
Equity financial instruments | Corporate stock | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Colombia, Pesos
Disclosure of financial assets [line items]
Financial assets	6,404	1,297
Equity financial instruments | Corporate stock | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Foreign currency [member]
Disclosure of financial assets [line items]
Financial assets	56,498	42,649
Equity financial instruments | Investment funds | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Colombia, Pesos
Disclosure of financial assets [line items]
Financial assets	2,792,570	3,019,846
Equity financial instruments | Investment funds | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Foreign currency [member]
Disclosure of financial assets [line items]
Financial assets	87,131	81,513
Equity financial instruments | Pension and severance funds | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Colombia, Pesos
Disclosure of financial assets [line items]
Financial assets	$ 2,139,971	$ 1,978,634